Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

On March 18, 2014, our board of directors approved the Omnibus Stock Incentive Plan (the “Stock Plan”) and reserved 8,000,000 shares of our common stock for stock-based awards. Under the Stock Plan, the board of directors is authorized to grant awards of options to purchase shares of our common stock (the “Outfront Options”), stock appreciation rights, restricted and unrestricted stock, restricted share units (“RSUs”), dividend equivalents, performance awards, including performance-based restricted share units (“PRSUs”), and other equity-related awards and cash payments to all of our employees and non-employee directors and employees of our subsidiaries. In addition, consultants and advisors who perform services for us and our subsidiaries may, under certain conditions, receive grants under our Stock Plan.

RSUs and PRSUs accrue dividend equivalents in amounts equal to the regular cash dividends paid on our common stock and will be paid in either cash or stock. Accrued dividend equivalents payable in stock shall convert to shares of our common stock on the date of vesting.

The Stock Plan also provides for the treatment of awards held by our employees that were originally granted under various CBS stock plans. Prior to our IPO, certain of our employees were granted awards of RSUs, PRSUs and stock options for CBS Class B common stock under the CBS equity incentive plans. At the time of the IPO, substantially all outstanding RSUs and PRSUs for CBS Class B common stock (the “CBS RSUs”) were converted into RSUs and PRSUs for our common stock (the “Outfront RSUs”) under the Stock Plan.

Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a three- to four-year service period. For PRSU awards, the number of shares an employee earns may range from 0% to 120% based on the outcome of a one year performance condition. Compensation expense is recorded based on the probable outcome of the performance condition. On an annual basis, the board of directors will review actual performance and certify the degree to which performance goals applicable to the award have been met. Forfeitures of RSUs are estimated on the date of grant based on historical forfeiture rates. On an annual basis, adjustments are made to compensation expense based on actual forfeitures and the forfeiture rates are revised as necessary.

The following table summarizes our stock-based compensation expense for the nine months ended September 30, 2014 and 2013.

	Nine Months Ended
	September 30,
(in millions)	2014	2013
RSUs and PRSUs	$9.0	$5.4
Stock options	1.9	0.4
Stock-based compensation expense, before income taxes	10.9	5.8
Tax benefit	(2.8)	(2.4)
Stock-based compensation expense, net of tax	$8.1	$3.4

As of September 30, 2014, total unrecognized compensation cost related to non-vested RSUs and PRSUs was $20.6 million, which is expected to be recognized over a weighted average period of 2.9 years, and total unrecognized compensation cost related to non-vested stock options was $0.9 million, which is expected to be recognized over a weighted average period of 2.6 years.

RSUs and PRSUs

On March 27, 2014, 256,172 non-vested CBS RSUs held by our employees were converted into 561,021 non-vested Outfront RSUs. The number of RSUs was converted at a ratio of approximately 2.2 to 1.0 to preserve the fair value of the awards both before and after conversion.

The following table summarizes the activity of the RSUs and PRSUs issued to our employees.

	CBS RSUs		Outfront RSUs
	Activity	Weighted Average Per Share Grant Date Fair Market Value	Activity	Weighted Average Per Share Grant Date Fair Market Value	RSU and PRSU Dividend Equivalents
Non-vested as of December 31, 2013	472,490	$32.09
Employee transfers and grants	11,875	34.66
Vested	(157,723)	22.51
Forfeited	(2,909)	37.67
Non-vested before conversion	323,733	36.80
CBS RSUs converted to Outfront RSUs	(256,172)	37.77
Non-vested Outfront RSUs converted from CBS RSUs			561,021	$17.24
Non-vested CBS RSUs not converted to Outfront RSUs(a)	67,561	33.16
Granted:
RSUs			478,311	29.59
PRSUs			168,468	29.70
Dividend equivalents					10,032
Vested:
RSUs	(67,561)	33.16	(5,848)	25.91
PRSUs			(6,955)	25.88
Forfeitures:
RSUs			(27,965)	24.39
PRSUs			(15,289)	26.39
Dividend equivalents					(2)
Non-vested as of September 30, 2014	—	—	1,151,743	23.78	10,030

(a)	Reflects CBS RSUs which vested in April 2014.

Stock Options

On July 16, 2014, 219,741 outstanding CBS stock options held by our active employees were converted into 409,207 Outfront Options. Vested outstanding CBS stock options held by former employees of the Company were not converted into Outfront Options. The CBS stock options were converted at a ratio of approximately 1.9 to 1.0 to preserve the intrinsic value of the award at the time of conversion.

The following table summarizes the activity of CBS’ stock options issued to our employees.

	CBS Stock Options	CBS Weighted Average Exercise Price	Outfront Stock Options	Outfront Weighted Average Exercise Price
Outstanding as of December 31, 2013	399,581	$29.30
Exercised	(123,260)	22.04
Forfeited or expired	(38,523)	30.75
CBS stock options converted to Outfront stock options	(219,741)	33.27
Outstanding Outfront stock options converted from CBS stock options			409,207	$17.87
Exercised			(2,426)	14.71
Forfeited or expired			(16,170)	23.08
Outstanding as of September 30, 2014	18,057	27.38	390,611	17.67

Exercisable as of September 30, 2014	18,057	27.38	166,234	12.29

STOCK-BASED COMPENSATION
Certain of the Company’s employees were granted awards of RSUs and stock options for CBS Class B Common Stock under the CBS equity incentive plans. These awards include an annual grant to certain management employees as well as annual grants under the CBS Fund the Future Program to substantially all of the Company’s U.S. employees. At the time of the Offering, outstanding RSUs for CBS Class B Common Stock held by the Company’s employees will be converted into RSUs for shares of the Company. The fair value of the converted RSUs will equal the fair value of the RSU awards for CBS common stock at the time of conversion.
The following table summarizes the Company’s stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
RSUs	$6.8	$5.2	$4.7
Stock options	0.7	0.5	0.3
Stock-based compensation expense, before income taxes	7.5	5.7	5.0
Tax benefit	(3.0)	(2.3)	(2.0)
Stock-based compensation expense, net of tax	$4.5	$3.4	$3.0

RSUs
Compensation expense for RSUs is determined based upon the market price of the CBS shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a three- to four-year service period. For certain RSU awards the number of shares an employee earns is based on the outcome of performance conditions. Compensation expense is recorded based on the probable outcome of the performance condition. Forfeitures for RSUs are estimated on the date of grant based on historical forfeiture rates. On an annual basis, adjustments are made to compensation expense based on actual forfeitures and the forfeiture rates are revised as necessary.
The total fair value of RSUs that vested during 2013, 2012 and 2011 was $16.4 million, $11.4 million and $10.1 million, respectively. Total unrecognized compensation cost related to non-vested RSUs at December 31, 2013 was $9.7 million, which is expected to be recognized over a weighted average period of 2.3 years.
The following table summarizes the activity of CBS’s RSUs issued to employees of the Company.

	RSUs	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	665,282	$19.65
Granted	190,484	$47.26
Vested	(366,273)	$17.43
Forfeited	(17,003)	$31.06

Non-vested at December 31, 2013	472,490	$32.09

Stock Options
Stock options vest over a four-year service period and expire eight years from the date of grant. Forfeitures are estimated on the date of grant based on historical forfeiture rates. On an annual basis, adjustments are made to compensation expense based on actual forfeitures and the forfeiture rates are revised as necessary.
The weighted average fair value of stock options as of the grant date was $14.04, $8.83 and $7.59 in 2013, 2012 and 2011, respectively. Compensation expense for stock options is determined based on the grant date fair value of the award using the Black-Scholes options-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected dividend yield	1.38%	2.00%	2.00%
Expected stock price volatility	35.00%	40.20%	41.16%
Risk-free interest rate	1.20%	1.01%	2.34%
Expected term of options (years)	5.00	5.02	5.06

The expected stock price volatility is determined using a weighted average of historical volatility for CBS Class B Common Stock and implied volatility of publicly traded options to purchase CBS Class B Common Stock. Given the existence of an actively traded market for CBS options, the Company was able to derive implied volatility using publicly traded options to purchase CBS Class B Common Stock that were trading near the grant date of the employee stock options at a similar exercise price and a remaining term of greater than one year.
The risk-free interest rate is based on a U.S. Treasury rate in effect on the date of grant with a term equal to the expected life. The expected term is determined based on historical employee exercise and post-vesting termination behavior. The expected dividend yield represents the future expectation of the dividend yield based on current rates and historical patterns of dividend changes.
Total unrecognized compensation cost related to non-vested stock option awards at December 31, 2013 was $1.7 million, which is expected to be recognized over a weighted average period of 3.0 years.
The following table summarizes the Company’s stock option activity under the CBS equity incentive plans.

	Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2012	584,494	$22.01
Granted	101,611	$49.64
Exercised	(213,102)	$18.88
Forfeited or Expired	(73,422)	$29.69
Outstanding at December 31, 2013	399,581	$29.30
Exercisable at December 31, 2013	184,215	$21.41

The following table summarizes other information relating to stock option exercises during the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
Cash paid to CBS by employees of the Company for stock option exercises	$4.0	$6.5	$0.8
Tax benefit of stock option exercises	$2.5	$0.8	$0.9
Intrinsic value of stock option exercises	$6.1	$1.9	$2.1

The following table summarizes information concerning outstanding and exercisable stock options to purchase CBS Class B Common Stock under the CBS equity incentive plans at December 31, 2013.

	Outstanding			Exercisable
Range of Exercise Price	Number of Options	Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$5 to 9.99	47,081	3.15	$5.20	47,081	$5.20
$10 to 19.99	42,036	4.16	$13.43	16,179	$13.43
$20 to 29.99	154,985	4.22	$26.99	67,087	$27.00
$30 to 39.99	53,868	0.18	$31.03	53,868	$31.03
$40 to 49.99	53,592	7.12	$43.21	—	$—
$50 to 59.99	48,019	7.72	$56.81	—	$—
	399,581			184,215

Stock options outstanding at December 31, 2013 have a weighted average remaining contractual life of 4.35 years and the total intrinsic value for “in-the-money” options, based on the closing stock price of CBS Class B Common Stock of $63.74, was $13.8 million. Stock options exercisable at December 31, 2013 have a weighted average remaining contractual life of 2.03 years and the total intrinsic value for “in-the-money” exercisable options was $7.8 million.